UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	November 5, 2008

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	20
Form 13F Information Table Value Total:	$12,607
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	262 	12000 	SH		SOLE	NONE			12000
BANCO BILBAO VIZCAYA A	COM	05946K101	2896	179132	SH		SOLE	NONE			179132
BANK OF AMERICA CORP	COM	060505104	206	5900	SH		SOLE	NONE			5900
CATERPILLAR INC		COM	149123101	417 	7000 	SH		SOLE	NONE			7000
COLONIAL BANCGROUP INC 	COM	195493309	578 	73602 	SH		SOLE	NONE			73602
EL PASO CORPORATION	COM	28336L109	193 	15150 	SH		SOLE	NONE			15150
GREENLIGHT CAPITAL RE	COM	G4095J109	1684	73289	SH		SOLE	NONE			73289
HARRIS CORP COM		COM	413875105	554 	12000 	SH		SOLE	NONE			12000
HONEYWELL INTL 		COM	438516106	498 	12000 	SH		SOLE	NONE			12000
MICROSOFT CORP.		COM	594918104	251 	9438 	SH		SOLE	NONE			9438
PFIZER INC		COM	717081103	409 	22221 	SH		SOLE	NONE			22221
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	5	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	1008 	105031 	SH		SOLE	NONE			105031
SCANA CORP		COM	80589M102	588 	15129	SH		SOLE	NONE			15129
SECURITY BK CORP COM	COM	814047106	576 	139018 	SH		SOLE	NONE			139018
TORCHMARK CORP		COM	891027104	472 	7903 	SH		SOLE	NONE			7903
WACHOVIA CORP		COM	929903102	1613 	460910	SH		SOLE	NONE			460910
WASHINGTON MUTUAL INC	COM	939322103	1 	17116 	SH		SOLE	NONE			17116
WELLS FARGO		COM	949746101	386	10300	SH		SOLE	NONE			10300


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